Vessels Net (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Subordinated Series A Limited Partners Capital Account Units Issued Value		$ 27,662
Nave Celeste
Property Plant And Equipment [Line Items]
Interest Costs Capitalized	$ 125
Working Capital Balance	587
C. Dream
Property Plant And Equipment [Line Items]
Interest Costs Capitalized	125
Working Capital Balance	(1,586)
Navios Acquisition | Nave Celeste and C. Dream
Property Plant And Equipment [Line Items]
Acquisition cost	100,000
Cash Payments	73,000
Navios Acquisition | Nave Celeste
Property Plant And Equipment [Line Items]
Cash Payments	42,000
Navios Acquisition | C. Dream
Property Plant And Equipment [Line Items]
Cash Payments	$ 31,000
Subordinated Series A Unitholders
Property Plant And Equipment [Line Items]
Price per unit	$ 17.02
Subordinated Series A Limited Partners Capital Account Price Per Share	$ 16.95
Partners' capital units		1,592,920
Subordinated Series A Limited Partners Capital Account Units Issued Value		$ 27,111
Subordinated Series A Unitholders | Navios Acquisition | Nave Celeste and C. Dream
Property Plant And Equipment [Line Items]
Partners' capital units	1,592,920
Subordinated Series A Unitholders | Navios Acquisition | Nave Celeste
Property Plant And Equipment [Line Items]
Partners' capital units	884,956
Subordinated Series A Limited Partners Capital Account Units Issued Value	$ 15,062
Subordinated Series A Unitholders | Navios Acquisition | C. Dream
Property Plant And Equipment [Line Items]
Partners' capital units	707,964